Significant accounting policies - Additional Information (Detail) CAD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CAD MWh Facility	Dec. 31, 2015 CAD	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Restricted cash held for common shareholders | $			$ 1,495,774
Number of power generating facilities | Facility	2
Non-regulated energy sales	CAD 243,149	CAD 222,581
Interest expense on long-term debt and others	CAD 131,592	65,993
Electricity generated from an eligible energy source (megawatt) | MWh	1
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Generating assets of Long Sault	CAD 87,189	104,243
Long-term debt of Long Sault	40,398	62,138
Non-regulated energy sales	29,132	18,651
Operating expenses and amortization	6,175	5,645
Interest expense on long-term debt and others	CAD 4,064	CAD 4,407
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Interconnection agreements
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years